Fair value measurement - Fair value hierarchy of assets and liabilities measured at fair value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	¥ 117,121	¥ 112,353
Liabilities	95,375	101,584
Recurring
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	38,040	44,748
Liabilities	37,676	44,889
Recurring | Crypto asset borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	37,543	44,479
Recurring | Public warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	128	398
Recurring | Private warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	4	12
Recurring | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	37,876	44,680
Recurring | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	164	68
Recurring | Level 1
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	37,986	44,702
Liabilities	37,672	44,878
Recurring | Level 1 | Crypto asset borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	37,543	44,479
Recurring | Level 1 | Public warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	128	398
Recurring | Level 1 | Private warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 1 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	37,876	44,680
Recurring | Level 1 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	110	22
Recurring | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Recurring | Level 2 | Crypto asset borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Public warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Private warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Recurring | Level 2 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Recurring | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	54	46
Liabilities	4	12
Recurring | Level 3 | Crypto asset borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 3 | Public warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 3 | Private warrant liabilities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	4	12
Recurring | Level 3 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Recurring | Level 3 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	¥ 54	¥ 46